AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Principal Amount	Value
Municipal Bonds - 93.9%
California - 5.6%
California Municipal Finance Authority,
5.000%, 05/15/43	$485,000	$489,656
5.000%, 05/15/48	745,000	746,617

California Municipal Finance Authority, Series A 4.000%, 02/01/51	240,000	226,361
Riverside County Transportation Commission, Series B1 4.000%, 06/01/46	405,000	386,791
Riverside County Transportation Commission, Series C 4.000%, 06/01/47	555,000	524,029
San Diego County Regional Airport Authority, Series B 4.000%, 07/01/51	325,000	301,895

Total California		2,675,349
Colorado - 4.4%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	815,000	841,047
Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	1,050,000	1,256,516

Total Colorado		2,097,563
Connecticut - 2.6%
Connecticut State Health & Educational Facilities Authority,
4.000%, 07/01/39	485,000	460,681
4.000%, 07/01/40	555,000	519,613
4.000%, 07/01/42	285,000	261,958

Total Connecticut		1,242,252
Florida - 11.4%
Brevard County Health Facilities Authority, Series A 5.000%, 04/01/47	975,000	1,028,709
City of Tampa, Series B 5.000%, 07/01/50	395,000	402,725
County of Miami-Dade Seaport Department, Series 1, (Assured Guaranty Municipal Corp.) 4.000%, 10/01/45	770,000	740,433
County of Miami-Dade Seaport Department, Series A 5.250%, 10/01/52	240,000	255,731
Escambia County Health Facilities Authority 4.000%, 08/15/50	985,000	845,861
Florida Development Finance Corp.,
4.000%, 02/01/52	485,000	380,311
5.000%, 02/01/52	325,000	300,828

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	815,000	746,767
	Principal Amount	Value

Miami Beach Health Facilities Authority 4.000%, 11/15/46	$815,000	$744,057

Total Florida		5,445,422
Illinois - 9.5%
Chicago O'Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	1,100,000	1,127,938
Metropolitan Pier & Exposition Authority,
4.000%, 12/15/42	325,000	299,502
4.000%, 06/15/52	485,000	417,624
5.000%, 06/15/50	815,000	822,785

State of Illinois,
5.500%, 05/01/39	650,000	719,185
5.750%, 05/01/45	485,000	534,608

State of Illinois, Series A,
4.000%, 03/01/40	240,000	232,940
5.000%, 03/01/46	355,000	375,398

Total Illinois		4,529,980
Massachusetts - 2.7%
Commonwealth of Massachusetts, Series E 5.000%, 11/01/45	80,000	88,107
Massachusetts Development Finance Agency,
4.000%, 07/01/51	860,000	752,477
5.250%, 07/01/52	405,000	424,329

Total Massachusetts		1,264,913
Minnesota - 0.9%
Duluth Economic Development Authority, Series A 5.000%, 02/15/48	410,000	418,990
Nebraska - 2.0%
Central Plains Energy Project #3, Series A 5.000%, 09/01/42	905,000	947,612
New Jersey - 11.2%
New Jersey Economic Development Authority 5.000%, 11/01/44	405,000	424,518
New Jersey Economic Development Authority, Series QQQ,
4.000%, 06/15/46	240,000	228,183
4.000%, 06/15/50	240,000	222,787

New Jersey Transportation Trust Fund Authority,
5.250%, 06/15/46	325,000	351,974
5.500%, 06/15/50	160,000	176,588

New Jersey Transportation Trust Fund Authority, Series AA,
4.000%, 06/15/45	325,000	311,711
4.000%, 06/15/50	325,000	301,691
5.000%, 06/15/45	160,000	168,259
5.000%, 06/15/50	240,000	251,098

New Jersey Transportation Trust Fund Authority, Series BB 5.000%, 06/15/44	285,000	297,100

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New Jersey - 11.2% (continued)

South Jersey Transportation Authority,
4.625%, 11/01/47	$570,000	$564,921
5.250%, 11/01/52	730,000	759,628

Tobacco Settlement Financing Corp., Series A,
5.000%, 06/01/46	405,000	413,645
5.250%, 06/01/46	530,000	548,085

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	330,000	331,237

Total New Jersey		5,351,425
New York - 14.3%
City of New York, Series B-1 5.250%, 10/01/47	325,000	362,910
Metropolitan Transportation Authority, Series 1,
4.750%, 11/15/45	515,000	522,301
5.000%, 11/15/50	380,000	391,439
5.250%, 11/15/55	490,000	513,355

New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-1 5.500%, 11/01/45	325,000	375,569
New York State Dormitory Authority 5.000%, 05/01/52	485,000	509,982
New York State Dormitory Authority, Series A,
4.000%, 07/01/47	325,000	299,703
4.000%, 07/01/52	340,000	306,409

New York State Thruway Authority, Series B 4.000%, 01/01/45	325,000	318,841
New York Transportation Development Corp.,
4.000%, 12/01/39	295,000	290,541
4.000%, 12/01/41	310,000	299,210
4.000%, 04/30/53	1,125,000	938,382
5.000%, 12/01/40	815,000	852,662
5.000%, 12/01/41	815,000	848,390

Total New York		6,829,694
Pennsylvania - 11.1%
Allegheny County Airport Authority, Series A 5.000%, 01/01/51	815,000	845,976
Geisinger Authority 4.000%, 04/01/50	520,000	476,001
Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	770,000	783,587
Pennsylvania Economic Development Financing Authority, (Assured Guaranty Municipal Corp.)
5.000%, 12/31/57	200,000	206,684
5.250%, 06/30/53	975,000	987,518

Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	985,000	924,176
Philadelphia Authority for Industrial Development 5.250%, 11/01/52	1,010,000	1,084,807

Total Pennsylvania		5,308,749
	Principal Amount	Value
Rhode Island - 1.1%
Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	$530,000	$534,303
Texas - 11.0%
Central Texas Regional Mobility Authority, Series B,
4.000%, 01/01/51	325,000	297,739
5.000%, 01/01/45	310,000	328,574

City of Houston Airport System Revenue, Series A 4.000%, 07/01/48	240,000	223,989
City of San Antonio Electric & Gas Systems Revenue, Series A 5.000%, 02/01/46	750,000	802,606
Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 12/31/40	640,000	646,534
5.000%, 12/31/45	630,000	632,400
5.000%, 06/30/58	1,520,000	1,499,883

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	895,000	829,173

Total Texas		5,260,898
Virginia - 5.1%
Lynchburg Economic Development Authority 4.000%, 01/01/55	240,000	217,068
Virginia Small Business Financing Authority,
4.000%, 01/01/39	485,000	460,671
4.000%, 01/01/40	485,000	455,220
5.000%, 12/31/47	410,000	417,051
5.000%, 12/31/49	405,000	399,092
5.000%, 12/31/52	515,000	504,802

Total Virginia		2,453,904
West Virginia - 1.0%
West Virginia Hospital Finance Authority 5.000%, 01/01/43	450,000	451,495

Total Municipal Bonds (Cost $44,293,421)		44,812,549
Short-Term Investments - 2.5%
Repurchase Agreements - 2.5%
Fixed Income Clearing Corp. dated 03/31/23, due 04/03/23, 4.650% total to be received $1,164,451 (collateralized by a U.S. Treasury, 0.000%, 07/05/23, totaling $1,187,286)	1,164,000	1,164,000

Total Short-Term Investments (Cost $1,164,000)		1,164,000
Total Investments - 96.4% (Cost $45,457,421)		45,976,549
Other Assets, less Liabilities - 3.6%		1,741,599
Net Assets - 100.0%		$47,718,148

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$44,812,549	—	$44,812,549
Short-Term Investments
Repurchase Agreements	—	1,164,000	—	1,164,000
Total Investments in Securities	—	$45,976,549	—	$45,976,549

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.